Financial Instruments - Summary of Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 1.6
Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.87%
CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.40%
Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.8748%
London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.1467%
Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 6.5
Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(7.4)
Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	2.3
Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.2
-50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 17.0
-50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.43%
-50% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.28%
-50% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.905%
-50% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.575%
-50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 4.1
-50% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	13.5
-50% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.6)
-25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 11.5
-25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.14%
-25% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.91%
-25% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.8575%
-25% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.8625%
-25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 1.8
-25% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	9.9
-25% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.2)
Probable scenario [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 6.8
Probable scenario [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.86%
Probable scenario [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.55%
Probable scenario [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.81%
Probable scenario [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.15%
Probable scenario [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.5)
Probable scenario [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	7.3
+25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 2.5
+25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.57%
+25% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	8.19%
+25% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.7625%
+25% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.4375%
+25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (2.4)
+25% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	4.7
+25% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.2
+50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (2.6)
+50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.29%
+50% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	9.83%
+50% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.715%
+50% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.725%
+50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (4.3)
+50% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	1.3
+50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.1
+50% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.3